Quarterly Holdings Report
for
Fidelity Advisor® Biotechnology Fund
October 31, 2023
AFBT-NPRT1-1223
1.809084.120
Common Stocks - 94.1%
	Shares	Value ($)
Biotechnology - 88.9%
Biotechnology - 88.9%
AbbVie, Inc.	2,316,480	327,040,645
Abivax SA ADR (a)	121,300	1,115,960
Acelyrin, Inc.	681,353	6,870,185
Acelyrin, Inc. rights (b)(c)	82,794	793,083
Aerovate Therapeutics, Inc. (a)(b)	248,700	2,638,707
Allogene Therapeutics, Inc. (b)	522,200	1,472,604
Alnylam Pharmaceuticals, Inc. (b)	253,986	38,555,075
ALX Oncology Holdings, Inc. (a)(b)	922,695	6,643,404
Amgen, Inc.	195,800	50,066,060
Apogee Therapeutics, Inc. (a)	71,200	1,223,216
Apogee Therapeutics, Inc.	398,923	6,510,822
Arcellx, Inc. (b)	258,700	9,119,175
Argenx SE ADR (b)	88,700	41,650,859
Ascendis Pharma A/S sponsored ADR (a)(b)	506,125	45,202,024
Astria Therapeutics, Inc. (b)	1,069,551	5,337,059
Astria Therapeutics, Inc. warrants (b)(c)	247,630	2
Blueprint Medicines Corp. (b)	223,926	13,180,284
BridgeBio Pharma, Inc. (d)	393,764	9,228,253
Celldex Therapeutics, Inc. (a)(b)	1,331,300	31,312,176
Cerevel Therapeutics Holdings (a)(b)	352,758	8,342,727
Cogent Biosciences, Inc. (b)	1,004,400	8,195,904
Crinetics Pharmaceuticals, Inc. (b)	576,300	16,879,827
Cytokinetics, Inc. (a)(b)	840,571	29,302,305
Dianthus Therapeutics, Inc. (d)	44,658	509,101
Dianthus Therapeutics, Inc. (b)	197,696	2,372,352
Fusion Pharmaceuticals, Inc. (d)	505,596	2,330,798
Fusion Pharmaceuticals, Inc. (a)(b)	1,546,014	7,127,125
Gilead Sciences, Inc.	1,594,750	125,251,665
Icosavax, Inc. (a)(b)	860,265	5,290,630
Janux Therapeutics, Inc. (a)(b)	485,785	3,118,740
Karuna Therapeutics, Inc. (a)(b)	198,167	33,016,604
Keros Therapeutics, Inc. (b)	369,500	10,545,530
Kronos Bio, Inc. (a)(b)	1,811,200	1,584,619
Madrigal Pharmaceuticals, Inc. (a)(b)	71,500	9,393,670
Mineralys Therapeutics, Inc. (a)	168,132	1,299,660
Monte Rosa Therapeutics, Inc. (a)(b)	1,067,958	3,631,057
Moonlake Immunotherapeutics (a)(b)	121,162	6,277,403
Morphic Holding, Inc. (b)	217,512	4,339,364
Nuvalent, Inc. Class A (a)(b)	336,563	17,531,567
ORIC Pharmaceuticals, Inc. (a)(b)	986,716	6,610,997
PepGen, Inc. (a)(b)	454,676	2,327,941
Prelude Therapeutics, Inc. (b)	1,068,192	1,805,244
Prothena Corp. PLC (a)(b)	192,557	7,020,628
PTC Therapeutics, Inc. (b)	184,240	3,454,500
RayzeBio, Inc.	38,772	752,177
Regeneron Pharmaceuticals, Inc. (b)	186,800	145,683,452
Replimune Group, Inc. (a)(b)	278,000	4,050,460
Revolution Medicines, Inc. (b)	604,100	11,961,180
Sagimet Biosciences, Inc. (a)	406,300	1,487,058
Sarepta Therapeutics, Inc. (b)	212,600	14,310,106
Scholar Rock Holding Corp. (a)(b)	1,667,580	19,610,741
Scholar Rock Holding Corp. warrants 12/31/25 (b)(d)	6,000	35,507
Shattuck Labs, Inc. (b)	1,490,733	2,414,987
Tango Therapeutics, Inc. (d)	317,852	2,669,957
Tango Therapeutics, Inc. (a)(b)	683,969	5,745,340
Tenaya Therapeutics, Inc. (a)(b)	343,313	624,830
Turnstone Biologics Corp. (a)	900,012	3,204,043
Tyra Biosciences, Inc. (a)(b)	296,600	3,440,560
Vaxcyte, Inc. (b)	598,729	28,798,865
Verve Therapeutics, Inc. (a)(b)	545,894	6,572,564
Viking Therapeutics, Inc. (b)	705,587	6,921,808
Viridian Therapeutics, Inc. (d)	1,210,107	13,613,704
Xenon Pharmaceuticals, Inc. (b)	412,058	12,773,798
Zentalis Pharmaceuticals, Inc. (a)(b)	600,566	9,825,260
		1,210,015,948
Pharmaceuticals - 5.2%
Pharmaceuticals - 5.2%
Afferent Pharmaceuticals, Inc. rights 12/31/24 (b)(c)	1,915,787	2,107,366
Amylyx Pharmaceuticals, Inc. (b)	260,100	4,242,231
CymaBay Therapeutics, Inc. (b)	230,000	3,767,400
Edgewise Therapeutics, Inc. (a)(b)	489,700	3,134,080
Enliven Therapeutics, Inc. (a)(b)	676,113	8,377,040
Enliven Therapeutics, Inc. rights (b)(c)	739,725	7
Ikena Oncology, Inc. (b)	1,208,666	4,870,924
Longboard Pharmaceuticals, Inc. (b)	569,827	3,085,613
Pharvaris BV (b)	149,676	2,545,989
Structure Therapeutics, Inc. (d)	78,300	1,745,307
Structure Therapeutics, Inc. ADR	198,600	14,755,980
Terns Pharmaceuticals, Inc. (b)	184,702	971,533
Ventyx Biosciences, Inc. (a)(b)	1,119,919	16,149,232
Verona Pharma PLC ADR (a)(b)	305,367	4,259,870
		70,012,572
TOTAL COMMON STOCKS (Cost $1,114,966,489)		1,280,028,520

Convertible Preferred Stocks - 2.5%
	Shares	Value ($)
Biotechnology - 1.9%
Biotechnology - 1.9%
Aeglea BioTherapeutics, Inc. Series A (d)	600	266,760
Bright Peak Therapeutics AG Series B (b)(c)(d)	1,920,122	4,723,500
Fog Pharmaceuticals, Inc. Series D (c)(d)	239,281	2,325,811
LifeMine Therapeutics, Inc. Series C (b)(c)(d)	1,950,028	2,886,041
Rapport Therapeutics, Inc. Series B (c)(d)	1,430,189	2,288,302
Sonoma Biotherapeutics, Inc.:
Series B (b)(c)(d)	1,967,762	5,096,504
Series B1 (b)(c)(d)	1,049,456	3,085,401
T-Knife Therapeutics, Inc. Series B (b)(c)(d)	1,300,097	4,056,303
Treeline Biosciences Series A (b)(c)(d)	47,600	333,676
		25,062,298
Financial Services - 0.2%
Diversified Financial Services - 0.2%
Kartos Therapeutics, Inc. Series C (c)(d)	530,692	2,685,302
Health Care Providers & Services - 0.2%
Health Care Facilities - 0.2%
Boundless Bio, Inc. Series B (b)(c)(d)	3,703,704	3,074,074
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Wugen, Inc. Series B (b)(c)(d)	580,277	2,883,977
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (b)(c)(d)	1,915,787	19
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $43,992,852)		33,705,670

Money Market Funds - 8.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e)	19,034,869	19,038,676
Fidelity Securities Lending Cash Central Fund 5.40% (e)(f)	102,480,369	102,490,617
TOTAL MONEY MARKET FUNDS (Cost $121,525,170)		121,529,293

TOTAL INVESTMENT IN SECURITIES - 105.5% (Cost $1,280,484,511)	1,435,263,483
NET OTHER ASSETS (LIABILITIES) - (5.5)%	(74,743,948)
NET ASSETS - 100.0%	1,360,519,535

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $63,838,297 or 4.7% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aeglea BioTherapeutics, Inc. Series A	6/22/23	174,648

Afferent Pharmaceuticals, Inc. Series C	7/01/15	0

Boundless Bio, Inc. Series B	4/23/21	5,000,000

BridgeBio Pharma, Inc.	9/25/23	10,737,944

Bright Peak Therapeutics AG Series B	5/14/21	7,499,997

Dianthus Therapeutics, Inc.	5/03/23	1,042,493

Fog Pharmaceuticals, Inc. Series D	11/17/22	2,575,405

Fusion Pharmaceuticals, Inc.	2/13/23	1,719,026

Kartos Therapeutics, Inc. Series C	8/22/23	3,000,002

LifeMine Therapeutics, Inc. Series C	2/15/22	3,971,408

Rapport Therapeutics, Inc. Series B	8/11/23	2,398,813

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Sonoma Biotherapeutics, Inc. Series B	7/26/21	3,888,888

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	3,111,112

Structure Therapeutics, Inc.	9/29/23	977,967

T-Knife Therapeutics, Inc. Series B	6/30/21	7,500,000

Tango Therapeutics, Inc.	8/09/23	1,636,938

Treeline Biosciences Series A	7/30/21	372,589

Viridian Therapeutics, Inc.	10/30/23	14,981,125

Wugen, Inc. Series B	7/09/21	4,499,990

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	14,192,363	102,178,981	97,332,668	112,694	-	-	19,038,676	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	200,794,912	136,477,311	234,781,606	447,924	-	-	102,490,617	0.4%
Total	214,987,275	238,656,292	332,114,274	560,618	-	-	121,529,293

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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